UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 19.7%
	DEBT – 1.7%
45,700	PowerShares Senior Loan Portfolio	$1,148,898

	EQUITY – 18.0%
34,484	iShares Russell 1000 Value Index Fund	2,671,475
25,872	SPDR S&P MidCap 400 ETF Trust	5,144,906
100,087	Vanguard MSCI Emerging Markets	4,459,877
		12,276,258
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,760,240)	13,425,156

	SHORT-TERM INVESTMENTS – 71.0%
48,327,568	Fidelity Institutional Money Market Fund, 0.121%	48,327,568

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,327,568)	48,327,568

	TOTAL INVESTMENTS – 90.7% (Cost $60,087,808)	61,752,724
	Other Assets in Excess of Liabilities – 9.3%	6,306,886

	TOTAL NET ASSETS – 100.0%	$68,059,610

ETF – Exchange-Traded Fund

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
						Premium	Unrealized
		Notional	Pay/Receive1	Fixed	Expiration	Paid	Appreciation
Counterparty	Reference Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Credit Suisse	Markit LCDX North America
	Series 19 Index	$4,000,000	Pay	2.50%	12/20/2017	$10,000	$74,344
TOTAL CREDIT DEFAULT SWAPS						$10,000	$74,344

1
If Ramius Dynamic Replication Fund (the Fund) is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument.

TOTAL RETURN SWAPS
			Pay/Receive			Premium	Unrealized
		Notional	Total Return on	Financing	Maturity	Paid	Appreciation
Counterparty	Reference Index	Amount	Reference Index	Rate2	Date	(Received)	(Depreciation)

Barclays	BCCAC12P Index	$2,100,000	Receive	1.90%	1/31/2017	$-	$(3,066)
Barclays	BCCFBKAP Index	2,600,000	Receive	1.25	7/4/2016	-	(79)
Barclays	BEFSDHVS Index	1,700,000	Receive	1.50	1/31/2017	-	(1,110)
Barclays	BEFSEDHS Index	2,100,000	Receive	1.25	1/31/2017	2,300	(9,733)
Barclays	SPDVIXP Index	2,100,000	Receive	1.50	10/31/2016	-	(79)
Credit Suisse	CSEADVOL Index	1,700,000	Receive	0.75	7/31/2013	-	(31)
Credit Suisse	HSGMN Index	2,300,000	Receive	1.00	5/31/2013	-	111,194
Credit Suisse	CSVIOEUS Index	2,600,000	Receive	0.00	6/28/2013	6,360	(213,212)
Credit Suisse	CSUSRAM1 Index	8,063,792	Receive	1-Month USD-LIBOR plus 0.45%	2/3/2014	-	540,550
Credit Suisse	CSUSRAM3 Index	7,997,718	Receive	1-Month USD-LIBOR plus 0.40%	2/3/2014	-	(495,343)
Credit Suisse	CSGADLSE Index	3,400,000	Receive	1.25	1/31/2017	-	148,043
Credit Suisse	CSLABMEG Index	3,000,000	Receive	0.69	3/1/2013	-	(42)
J.P. Morgan	IBOXHY Index	7,400,000	Receive	3-Month USD-LIBOR plus 0.25%	6/20/2013	-	528,640
J.P. Morgan	JPVOLEMO Index	2,715,239	Receive	3-Month USD-LIBOR plus 0.25%	6/20/2013	-	-
Merrill Lynch	MLESDLVS Index	1,400,000	Receive	0.50	12/20/2013	-	-
Merrill Lynch	MLESLSVS Index	1,400,000	Receive	0.50	12/31/2013	-	(25,348)
Morgan Stanley	MSIQSMDT Index	4,800,000	Receive	0.60	6/6/2013		333,318
Societe General	SGIXVINC Index	900,000	Receive	1-Month USD-LIBOR plus 0.26%	7/6/2013	-	(11)
Societe General	SGIXVIB2 VIX BETA Index	3,400,000	Receive	1-Month USD-LIBOR plus 0.50%	4/4/2013	-	(62)
UBS	CMLST08 Index	2,100,000	Receive	0.00	1/31/2017	-	(23,236)
UBS	UBCIV24 Index	1,300,000	Receive	1.00	7/1/2016	-	2,534
UBS	UBEMACS Index	2,600,000	Receive	1.00	7/1/2016	-	5,497
TOTAL TOTAL RETURN SWAPS						$8,660	$898,424

2	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Schedule of Investments.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
Ramius Dynamic Replication Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets and (ii) the changes in that market exposure from month to month. The Fund commenced investment operations on July 22, 2010, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting..  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at January 31, 2013:

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at January 31, 2013	Unrealized Appreciation (Depreciation)
173	Euro STOXX 600	March 2013	2,412,826	2,506,321	93,495
13	Euro STOXX 50	March 2013	350,716	353,041	2,325
					$95,820

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Exchange Traded Notes
Exchange Traded Notes “ETNs” are debt securities that combine certain aspects of Exchange Traded Funds “ETFs” and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(e) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

The Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may also enter into total return swap contracts, which are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.  Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

(f) Money Market Investments
The Fund invests a significant amount of net assets (71.0% as of January 31, 2013) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

Note 3 – Federal Income Taxes
At January 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$63,254,444

Gross unrealized appreciation	$1,124,073
Gross unrealized depreciation	(2,625,793)

Net unrealized depreciation on investments	$(1,501,720)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Ramius Dynamic Replication Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Exchange-Traded Funds	$13,425,156	$-	$-	$13,425,156
Short-Term Investments	48,327,568	-	-	48,327,568
Total Investments	$61,752,724	$-	$-	$61,752,724
Other Financial Instruments*
Futures Contracts	$95,820	$-	$-	$95,820
Credit Default Swap Contracts	-	74,344	-	74,344
Total Return Swap Contracts	-	1,669,776	-	1,669,776
Total Other Financial Instruments	$95,820	$1,744,120	$-	$1,839,940
Total Assets	$61,848,544	$1,744,120	$-	$63,592,664

Liabilities
Other Financial Instruments*
Total Return Swap Contracts	$-	$771,352	$-	$771,352
Total Liabilities	$-	$771,352	$-	$771,352

*
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities as of period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/28/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/28/13